VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.2%
Communication Services—0.2%
Liberty Interactive LLC 4.000%, 11/15/29	$ 8,000	$ 3,580
Total Convertible Bonds and Notes (Identified Cost $6,564)		3,580

Corporate Bonds and Notes—5.8%
Communication Services—0.6%
Allen Media LLC 144A 10.500%, 2/15/28(1)	2,000	990
Cable One, Inc. 144A 4.000%, 11/15/30(1)	2,000	1,557
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	5,000	4,056
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,499
TEGNA, Inc. 4.625%, 3/15/28	3,105	2,867
Uniti Group LP 144A 4.750%, 4/15/28(1)	2,000	1,580
		12,549

Consumer Discretionary—0.7%
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	4,000	3,098
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,394
QVC, Inc. 4.750%, 2/15/27	3,000	2,249
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	1,456
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,775
		14,972

Consumer Staples—0.1%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	2,000	1,757
Energy—0.2%
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	3,500	3,583
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,445	2,019
		5,602

	Par Value	Value

Financials—0.8%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	$ 3,000	$ 2,311
Bread Financial Holdings, Inc. 144A 4.750%, 12/15/24(1)	2,000	1,746
CCO Holdings LLC 144A 4.250%, 2/1/31(1)	2,000	1,534
Ford Motor Credit Co. LLC 2.700%, 8/10/26	3,000	2,488
Holdco LLC LSF11-15 144A 6.625%, 10/15/29(1)	2,610	1,958
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)	4,826	3,624
Rithm Capital Corp. 144A 6.250%, 10/15/25(1)	2,000	1,694
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,600	2,132
144A 3.875%, 3/1/31(1)	1,000	725
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	990	929
		19,141

Health Care—0.8%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,500	3,482
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	4,365	2,903
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,569
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	2,000	1,592
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	8,500	7,447
		17,993

Industrials—0.8%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	4,700	3,570
Griffon Corp. 5.750%, 3/1/28	2,000	1,720
Icahn Enterprises LP 4.375%, 2/1/29	2,000	1,610
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	7,800	6,820
	Par Value	Value

Industrials—continued
TMS International Corp. 144A 6.250%, 4/15/29(1)	$ 5,420	$ 3,847
		17,567

Information Technology—0.9%
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	5,250	4,410
Elastic N.V. 144A 4.125%, 7/15/29(1)	7,996	6,316
Global Payments, Inc. 2.900%, 5/15/30	3,751	2,990
NCR Corp. 144A 5.125%, 4/15/29(1)	4,600	3,450
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	3,000	2,482
Virtusa Corp. 144A 7.125%, 12/15/28(1)	1,950	1,449
		21,097

Materials—0.6%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	2,906
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,206
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	2,000	1,770
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	8,969	7,654
		14,536

Real Estate—0.3%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,000	1,808
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	1,645
SBA Communications Corp. 3.125%, 2/1/29	3,250	2,614
		6,067

Total Corporate Bonds and Notes (Identified Cost $157,497)		131,281

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Leveraged Loans—89.0%
Aerospace—4.2%
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 7.206% - 7.558%, 2/15/29(2)	$ 10,773	$ 10,261
American Airlines, Inc.
(3 month LIBOR + 4.750%) 7.460%, 4/20/28(2)	13,285	12,847
2017, Tranche B (1 month LIBOR + 2.000%) 4.818%, 12/15/23(2)	11,762	11,592
Brown Group Holding LLC
(1 month LIBOR + 2.500%) 5.615%, 6/7/28(2)	5,198	4,929
Tranche B-2 (1 month Term SOFR+ 3.750%) 6.784%, 7/2/29(2)	1,000	967
Cobham Ultra U.S. Co. Borrower LLC (3 month LIBOR + 3.750%) 0.000%, 8/3/29(2)	4,215	4,025
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 6.460%, 10/20/27(2)	9,008	9,015
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (1 month LIBOR + 3.500%) 6.615%, 4/6/26(2)	4,440	4,086
2020, Tranche B-2 (1 month LIBOR + 3.500%) 6.615%, 4/6/26(2)	2,387	2,197
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 5.865%, 9/22/28(2)	3,355	3,196
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 7.174%, 1/22/25(2)	3,562	3,054
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(2)	11,200	11,227
Spirit AeroSystems, Inc. Tranche B (1 month LIBOR + 3.750%) 6.865%, 1/15/25(2)	3,839	3,793
	Par Value	Value

Aerospace—continued
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.750%) 5.924%, 5/30/25(2)	$ 5,396	$ 5,170
Tranche F (3 month LIBOR + 2.750%) 5.924%, 12/9/25(2)	4,726	4,520
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 6.533%, 4/21/28(2)	5,615	5,349
		96,228

Chemicals—6.1%
ARC Falcon I, Inc.
(1 month LIBOR + 3.750%) 6.865%, 9/30/28(2)	3,897	3,587
(1 month LIBOR + 7.000%) 10.415%, 9/30/29(2)	5,000	4,700
Ascend Performance Materials Operations LLC 2021 (3 month Term SOFR+ 4.850%) 8.831%, 8/27/26(2)	5,198	5,080
Bakelite U.S. Holdco, Inc. (3 month Term SOFR+ 4.150%) 7.669%, 5/29/29(2)	3,416	3,174
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 6.180%, 3/4/28(2)	7,107	6,805
Consolidated Energy Finance S.A. (3 month LIBOR + 2.500%) 5.293%, 5/7/25(2)	8,781	8,386
Ecovyst Catalyst Technologies LLC (3 month LIBOR + 2.500%) 5.306%, 6/9/28(2)	3,279	3,118
Gemini HDPE LLC 2027 (1 month LIBOR + 3.000%) 5.810%, 12/31/27(2)	4,098	3,914
Geon Performance Solutions LLC (3 month LIBOR + 4.500%) 8.174%, 8/18/28(2)	6,850	6,593
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 7.674%, 7/3/28(2)	6,256	5,553
	Par Value	Value

Chemicals—continued
Hexion Holdings Corp.
First Lien (3 month Term SOFR+ 4.500%) 7.263%, 3/15/29(2)	$ 4,384	$ 3,722
Second Lien (1 month Term SOFR + 7.538%) 10.556%, 3/15/30(2)(3)	4,305	3,487
Ineos Enterprises Holdings U.S. Finco LLC Tranche B (3 month LIBOR + 3.500%) 6.570%, 8/28/26(2)	3,980	3,761
Ineos U.S. Finance LLC
2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(2)	1,557	1,503
2028 (1 month LIBOR + 2.500%) 5.615%, 11/8/28(2)	6,189	5,802
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 5.865%, 1/29/26(2)	3,686	3,429
Kraton Corp. (3 month Term SOFR + 3.512%) 6.718%, 3/15/29(2)	4,831	4,643
LSF11 AS Holdco LLC (1 month Term SOFR + 3.614%) 6.649%, 10/15/28(2)	4,606	4,272
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.750%) 8.847%, 12/1/26(2)	5,003	4,302
Momentive Performance Materials, Inc. First Lien (1 month LIBOR + 3.250%) 5.780%, 5/15/24(2)	7,647	7,408
Neptune Husky U.S. Bidco LLC (3 month Term SOFR + 5.000%) 8.553%, 1/3/29(2)(3)	5,300	4,346
Pearls Netherlands Bidco B.V. Tranche B (1 month Term SOFR+ 3.750%) 6.784%, 2/26/29(2)	3,418	3,110
PMHC II, Inc. (3 month Term SOFR + 4.250%) 6.977%, 4/23/29(2)	8,458	6,792
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 5.865%, 10/1/25(2)	7,594	7,110
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Trinseo Materials Operating SCA
2018 (1 month LIBOR + 2.000%) 5.115%, 9/6/24(2)	$ 4,271	$ 4,092
2021 (1 month LIBOR + 2.500%) 5.024% - 5.615%, 5/3/28(2)	3,392	3,103
Tronox Finance LLC
2022, First Lien (3 month Term SOFR + 3.250%) 6.803%, 4/4/29(2)	4,313	4,116
Tranche B, First Lien (1-3 month LIBOR + 2.500%) 5.365% - 5.924%, 3/10/28(2)	1,187	1,125
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 6.306% - 7.174%, 10/28/24(2)	3,319	3,185
Second Lien (3 month LIBOR + 8.250%) 11.320%, 10/27/25(2)	7,470	7,180
		137,398

Consumer Durables—1.1%
Empire Today LLC (1 month LIBOR + 5.000%) 7.685%, 4/3/28(2)	3,108	2,457
Fender Musical Instruments Corp. (1 month Term SOFR + 4.000%) 6.754%, 12/1/28(2)	3,009	2,550
Lakeshore Learning Materials (1 month LIBOR + 3.500%) 6.133%, 9/29/28(2)	4,288	4,073
Restoration Hardware, Inc.
(1 month LIBOR + 2.500%) 5.615%, 10/20/28(2)	5,047	4,460
2022 (1 month Term SOFR+ 3.250%) 6.384%, 10/20/28(2)	2,450	2,224
Safety Products First Lien (1 month LIBOR + 4.500%) 7.615%, 6/26/26(2)	1,888	1,737
	Par Value	Value

Consumer Durables—continued
Specialty Building Products Holdings LLC First Lien (1 month LIBOR + 3.250%) 6.302%, 10/15/28(2)	$ 2,502	$ 2,248
Weber-Stephen Products LLC
2022, Tranche B (1 month Term SOFR+ 4.250%) 7.384%, 10/30/27(2)	1,940	1,552
Tranche B (1 month LIBOR + 3.250%) 6.365%, 10/30/27(2)	3,679	2,972
		24,273

Consumer Non-Durables—1.0%
ABG Intermediate Holdings 2 LLC
(1 month Term SOFR+ 6.100%) 9.134%, 12/20/29(2)	1,690	1,584
2021 (1 month LIBOR + 3.250%) 6.365%, 9/27/24(2)	5,848	5,700
Albion Acquisitions 3 S.a.r.l. Tranche B (1 month LIBOR + 5.250%) 8.009%, 8/17/26(2)	4,831	4,568
Birkenstock U.S. Bidco, Inc. Tranche B (3 month LIBOR + 3.250%) 5.098%, 4/28/28(2)	4,064	3,803
Coty, Inc. Tranche B (1 month LIBOR + 2.750%) 4.935%, 4/7/25(2)	7,075	6,864
		22,519

Energy—2.8%
AL NGPL Holdings LLC (1 month LIBOR + 3.750%) 6.098%, 4/14/28(2)	3,054	2,995
BCP Renaissance Parent LLC Tranche B-3 (3 month Term SOFR+ 3.500%) 7.053%, 11/2/26(2)	11,952	11,439
	Par Value	Value

Energy—continued
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 7.110%, 9/3/25(2)(3)(4)	$ 4,878	$ 4,878
ChampionX Corp. Tranche B-1 (1 month Term SOFR+ 3.250%) 6.004%, 6/7/29(2)	6,070	6,045
Keane Group Holdings LLC (1 month LIBOR + 3.750%) 6.875%, 5/25/25(2)	8,577	8,309
M6 ETX Holdings II Midco LLC (1 month Term SOFR+ 4.600%) 7.618%, 9/19/29(2)	8,000	7,840
Medallion Midland Acquisition LLC (3 month LIBOR + 3.750%) 7.424%, 10/18/28(2)	3,835	3,701
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(2)	6,540	6,334
Southwestern Energy Co. (3 month Term SOFR + 2.500%) 6.203%, 6/22/27(2)	3,771	3,710
TerraForm Power Operating LLC (1 month Term SOFR+ 2.850%) 6.403%, 5/21/29(2)	1,995	1,970
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.950%, 9/27/24(2)	5,245	5,114
		62,335

Financial—0.2%
EIG Management Co. LLC (1 month LIBOR + 3.750%) 6.865%, 2/24/25(2)	5,176	4,995
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financial—continued
Mariner Wealth Advisors LLC (3 month Term SOFR+ 3.250%) 6.223%, 8/18/28	$ 142	$ 136
		5,131

Financials—5.8%
Allspring Buyer LLC (3 month LIBOR + 3.000%) 6.688%, 11/1/28(2)	3,881	3,761
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 7.674%, 4/3/24(2)	3,632	3,009
Apollo Commercial Real Estate Finance, Inc. (1 month LIBOR + 2.750%) 5.865%, 5/15/26(2)	4,297	4,018
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 8.365%, 1/31/28(2)	5,700	4,275
Tranche B-4 (1 month LIBOR + 5.250%) 8.365%, 1/20/29(2)	12,795	9,724
Tranche B-8 (1 month LIBOR + 3.250%) 6.365%, 12/23/26(2)	20,256	17,129
Blackstone Mortgage Trust, Inc.
Tranche B (1 month LIBOR + 2.750%) 5.865%, 4/23/26(2)	4,962	4,739
Tranche B-4 (1 month Term SOFR + 3.500%) 6.534%, 5/9/29(2)	2,594	2,477
Citadel Securities LP
2021 (1 month Term SOFR + 2.614%) 5.649%, 2/2/28(2)	7,372	7,149
Tranche B (1 month Term SOFR + 3.114%) 6.149%, 2/2/28(2)	1,925	1,898
CTC Holdings LP (3 month Term SOFR+ 5.000%) 8.356%, 2/20/29(2)	4,831	4,613
	Par Value	Value

Financials—continued
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 6.865%, 3/1/28(2)	$ 8,301	$ 7,982
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 6.174%, 2/1/27(2)	4,912	4,637
HighTower Holding LLC (3 month LIBOR + 4.000%) 6.732%, 4/21/28(2)	5,509	5,092
Hudson River Trading LLC (3 month Term SOFR+ 3.262%) 6.164%, 3/20/28(2)	6,166	5,562
Jane Street Group LLC (1 month LIBOR + 2.750%) 5.865%, 1/26/28(2)	8,913	8,536
Mariner Wealth Advisors LLC
(3 month LIBOR + 3.250%) 7.065%, 8/18/28	361	345
(3 month Term SOFR + 3.250%) 7.065%, 8/18/28(2)	2,525	2,408
(3 month Term SOFR+ 3.250%) 7.065%, 8/18/28(2)	851	812
OneDigital Borrower LLC 2021, Tranche B (3 month Term SOFR+ 4.250%) 6.977%, 11/16/27(2)	3,538	3,290
Orion Advisor Solutions, Inc. (3 month LIBOR + 3.750%) 6.556%, 9/24/27(2)	4,172	3,921
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 6.115%, 4/24/28(2)	5,927	5,544
Russell Investments U.S. Institutional Holdco, Inc. 2025 (1 month LIBOR + 3.500%) 6.615%, 5/30/25(2)	4,499	4,154
Superannuation and Investments U.S. LLC (1 month LIBOR + 3.750%) 6.865%, 12/1/28(2)	4,188	4,086
	Par Value	Value

Financials—continued
VFH Parent LLC (1 month Term SOFR + 3.000%) 6.118%, 1/13/29(2)	$ 6,950	$ 6,644
Walker & Dunlop, Inc. (1 month Term SOFR+ 2.750%) 5.384%, 12/16/28(2)	2,744	2,662
WH Borrower LLC (1 month Term SOFR+ 5.500%) 8.422%, 2/15/27(2)	3,352	3,176
		131,643

Food / Tobacco—2.4%
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 6.125%, 12/8/28(2)	5,615	5,363
Domtar Corp. (1 month LIBOR + 5.500%) 8.185% - 8.256%, 11/30/28(2)	5,743	5,455
Evergreen AcqCo 1 LP (3 month LIBOR + 5.500%) 9.174%, 4/26/28(2)	4,425	4,237
Flynn Restaurant Group LP 2021 (1 month LIBOR + 4.250%) 7.365%, 12/1/28(2)	3,444	3,199
MIC Glen LLC Second Lien (1 month LIBOR + 6.750%) 9.865%, 7/20/29(2)	830	791
Milk Specialties Co. 2021 (3 month LIBOR + 4.000%) 7.674%, 8/15/25(2)	4,108	3,994
Naked Juice LLC
(3 month Term SOFR+ 3.350%) 6.903%, 1/24/29(2)	3,324	3,040
Second Lien (3 month Term SOFR+ 6.100%) 9.653%, 1/24/30(2)	3,830	3,466
Primary Products Finance LLC (3 month Term SOFR+ 4.150%) 6.227%, 3/30/29(2)	4,324	4,163
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Quirch Foods Holdings LLC (1 month Term SOFR+ 4.864%) 7.927%, 10/27/27(2)	$ 5,507	$ 5,142
Sycamore Buyer LLC Tranche B (3 month Term SOFR+ 2.512%) 5.018%, 7/23/29(2)	5,025	4,833
Whole Earth Brands, Inc. (3 month Term SOFR+ 4.650%) 8.203%, 2/5/28(2)	7,364	6,849
Woof Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 7.315%, 12/21/27(2)	4,590	4,326
		54,858

Food and Drug—0.1%
United Natural Foods, Inc. First Lien (1 month Term SOFR+ 3.364%) 6.399%, 10/22/25(2)	1,729	1,699
Forest Prod / Containers—1.7%
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 6.115%, 8/4/27(2)	5,759	5,474
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.750%) 8.259%, 2/12/26(2)	6,111	5,164
Pregis Topco LLC (3 month LIBOR + 4.000%) 6.806%, 7/31/26(2)	3,294	3,121
Schweitzer-Mauduit International, Inc. Tranche B (1 month LIBOR + 3.750%) 6.880%, 4/20/28(2)	7,099	6,584
Spa Holdings 3 Oy Tranche B (3 month LIBOR + 3.750%) 7.424%, 2/4/28(2)	4,970	4,577
Sylvamo Corp. Tranche B (1 month LIBOR + 4.500%) 7.615%, 9/13/28(2)	5,834	5,593
	Par Value	Value

Forest Prod / Containers—continued
TricorBraun, Inc. (1 month LIBOR + 3.250%) 6.365%, 3/3/28(2)	$ 4,301	$ 4,031
Trident TPI Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 6.924%, 10/17/24(2)	4,782	4,651
		39,195

Gaming / Leisure—3.3%
AP Gaming I LLC Tranche B (1 month Term SOFR+ 4.100%) 7.134%, 2/15/29(2)	3,085	2,953
Aristocrat Technologies, Inc. Tranche B (3 month Term SOFR + 2.350%) 5.903%, 5/24/29(2)	2,440	2,408
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(2)	9,131	8,904
Tranche B-1 (1 month LIBOR + 3.500%) 6.615%, 7/21/25(2)	6,671	6,563
Everi Holdings, Inc. Tranche B (1 month LIBOR + 2.500%) 5.615%, 8/3/28(2)	2,333	2,239
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 7.034%, 1/26/29(2)	3,124	2,893
Flutter Financing B.V. Tranche B (3 month LIBOR + 3.250%) 0.000%, 7/29/28(2)(5)	2,050	1,998
Herschend Entertainment Co. LLC (1 month LIBOR + 3.750%) 6.880%, 8/27/28(2)	4,435	4,316
Penn National Gaming, Inc. Tranche B (1 month Term SOFR + 2.850%) 5.884%, 5/3/29(2)	5,920	5,682
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.870%, 4/29/24(2)	3,786	3,643
	Par Value	Value

Gaming / Leisure—continued
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.617%, 4/4/29(2)	$ 9,865	$ 9,115
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 5.906%, 4/13/29(2)	11,666	11,310
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.750%) 5.892%, 7/21/26(2)	6,426	6,174
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.370%, 2/8/27(2)	6,237	5,955
		74,153

Health Care—10.9%
ADMI Corp. (1 month LIBOR + 3.750%) 6.865%, 12/23/27(2)	1,321	1,173
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 5.375%, 1/4/26(2)	3,377	3,259
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 6.615%, 8/24/28(2)	10,499	9,984
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 7.412%, 10/6/27(2)	6,154	5,793
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 6.576%, 2/15/29(2)	11,681	10,443
Avantor Funding, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.365%, 11/8/27(2)	6,579	6,391
Change Healthcare Holdings LLC (3 month PRIME + 1.500%) 7.750%, 3/1/24(2)	19,077	19,008
DaVita, Inc. Tranche B-1 (1 month LIBOR + 1.750%) 4.865%, 8/12/26(2)	8,003	7,594
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 6.325%, 3/31/27(2)	$ 5,706	$ 1,464
(3 month Term SOFR + 4.250%) 6.825%, 3/31/27(2)	2,329	1,013
FINThrive Software Intermediate Holdings, Inc.
(1 month LIBOR + 4.000%) 7.115%, 12/18/28(2)	3,154	2,894
Second Lien (1 month LIBOR + 6.750%) 9.865%, 12/17/29(2)	2,115	1,801
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.674%, 10/1/27(2)	5,615	5,338
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 5.615%, 9/2/28(2)	5,613	5,493
Grifols Worldwide Operations USA, Inc. Tranche B (1 month LIBOR + 2.000%) 5.115%, 11/15/27(2)	5,210	4,936
ICON Luxembourg S.a.r.l. (3 month LIBOR + 2.750%) 5.938%, 7/3/28(2)	14,286	13,943
ICU Medical, Inc. Tranche B (1-3 month Term SOFR + 2.400%) 5.384% - 5.953%, 1/8/29(2)	3,030	2,948
Indivior Finance S.a r.l. (3 month Term SOFR+ 5.250%) 8.803%, 6/30/26(2)	3,861	3,774
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 6.365%, 5/4/28(2)	3,384	3,291
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.871%, 11/16/25(2)	2,720	2,523
Mamba Purchaser, Inc. (1 month LIBOR + 3.500%) 6.552%, 10/16/28(2)	5,084	4,811
	Par Value	Value

Health Care—continued
Medical Solutions Holdings, Inc. (3 month LIBOR + 3.500%) 6.377%, 11/1/28(2)	$ 3,484	$ 3,309
Medline Borrower LP (1 month LIBOR + 3.250%) 6.365%, 10/23/28(2)	16,522	15,164
MJH Healthcare Holdings LLC Tranche B (1 month Term SOFR+ 3.600%) 6.634%, 1/28/29(2)	5,413	5,082
MPH Acquisition Holdings LLC (3 month LIBOR + 4.250%) 7.320%, 9/1/28(2)	6,351	5,857
NAPA Management Services Corp. (1 month Term SOFR+ 5.250%) 8.425%, 2/23/29(2)	6,468	5,756
National Mentor Holdings, Inc.
First Lien (1-3 month LIBOR + 3.750%) 6.870% - 7.430%, 3/2/28(2)	5,646	4,001
Tranche C, First Lien (3 month LIBOR + 3.750%) 7.430%, 3/2/28(2)	168	119
Onex TSG Intermediate Corp. (1 month LIBOR + 4.750%) 7.865%, 2/28/28(2)	2,893	2,536
Option Care Health, Inc. Tranche B (1 month LIBOR + 2.750%) 5.865%, 10/27/28(2)	8,699	8,489
Organon & Co. (3 month LIBOR + 3.000%) 6.188%, 6/2/28(2)	8,768	8,549
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 7.424%, 11/30/27(2)	4,155	3,941
Pediatric Associates Holding Co. LLC (3 month LIBOR + 3.250%) 5.076%, 12/29/28(2)	3,422	3,281
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 5.634%, 4/20/29(2)	3,910	3,842
	Par Value	Value

Health Care—continued
PetIQ, Inc. First Lien (1 month LIBOR + 4.250%) 7.068%, 4/13/28(2)	$ 4,641	$ 4,270
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 11/15/28(2)	9,467	9,018
Physician Partners LLC (1 month Term SOFR + 4.100%) 7.134%, 12/22/28(2)	3,413	3,199
PRA Health Sciences, Inc. (3 month LIBOR + 2.750%) 5.938%, 7/3/28(2)	3,542	3,457
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 6.034%, 6/21/29(2)	3,485	3,425
SCP Eye Care Services LLC
(1 month LIBOR + 4.500%) 7.318% - 7.559%, 3/16/28(2)	1,131	1,125
(1 month LIBOR + 4.500%) 7.615%, 3/16/28(2)	6,443	6,411
Signify Health LLC (3 month LIBOR + 3.000%) 5.877%, 6/22/28(2)	3,005	2,982
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 2.750%) 5.865%, 12/11/26(2)	2,715	2,376
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 6.510%, 8/31/26(2)	7,276	6,894
Team Health Holdings, Inc.
(1 month LIBOR + 2.750%) 5.865%, 2/6/24(2)	2,180	1,982
(1 month Term SOFR + 5.250%) 8.284%, 3/2/27(2)	13,193	11,203
Vizient, Inc. Tranche B-7 (1 month Term SOFR + 2.350%) 5.368%, 5/16/29(2)	3,691	3,670
		247,812

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Housing—3.7%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 6.115%, 11/13/26(2)	$ 4,421	$ 4,271
ACProducts Holdings, Inc. (3-6 month LIBOR + 4.250%) 7.127% - 7.924%, 5/17/28(2)	7,665	5,626
Brookfield Property REIT, Inc. Tranche B (1 month Term SOFR+ 2.600%) 5.634%, 8/27/25(2)	11,098	10,710
Core & Main LP Tranche B-1 (1-6 month LIBOR + 2.500%) 4.319% - 5.580%, 7/27/28(2)	7,776	7,416
CPG International LLC (3 month Term SOFR + 2.600%) 4.092%, 4/28/29(2)	3,655	3,518
Cushman & Wakefield U.S. Borrower LLC (1 month LIBOR + 2.750%) 5.865%, 8/21/25(2)	6,956	6,635
Foley Products Co. LLC (3 month Term SOFR + 4.750%) 8.453%, 12/29/28(2)	4,205	3,973
Forest City Enterprises LP Tranche B (1 month LIBOR + 3.500%) 6.615%, 12/8/25(2)	4,111	4,002
Foundation Building Materials, Inc. First Lien (3 month LIBOR + 3.250%) 6.056%, 1/31/28(2)	5,416	4,867
Griffon Corp. Tranche B (3 month Term SOFR+ 2.650%) 5.490%, 1/24/29(2)	10,023	9,613
Installed Building Products, Inc. (1 month LIBOR + 2.750%) 5.365%, 12/14/28(2)	2,978	2,917
LBM Acquisition LLC First Lien (6 month LIBOR + 3.750%) 7.121%, 12/17/27(2)	6,296	5,481
	Par Value	Value

Housing—continued
Oscar Acquisitionco LLC Tranche B (3 month Term SOFR + 4.600%) 8.153%, 4/29/29(2)	$ 4,775	$ 4,365
Smyrna Ready Mix Concrete LLC (1 month Term SOFR + 4.250%) 7.384%, 4/2/29(2)	3,980	3,791
Snap One Holdings Corp. (3 month LIBOR + 4.500%) 8.670%, 12/8/28(2)	6,318	5,734
VC GB Holdings I Corp. Second Lien (3 month LIBOR + 6.750%) 9.627%, 7/23/29(2)	1,250	1,073
		83,992

Information Technology—11.4%
Ahead DB Holdings LLC Tranche B (3 month LIBOR + 3.750%) 7.430%, 10/18/27(2)	2,993	2,848
Allegro MicroSystems, Inc. (1 month LIBOR + 3.750%) 6.865%, 9/30/27(2)	393	381
AQA Acquisition Holding, Inc. First Lien (1 month LIBOR + 4.250%) 6.774%, 3/3/28(2)	3,865	3,677
ASP T3 Acquisition Co. LLC First Lien (3 month LIBOR + 4.250%) 7.127%, 10/8/28(2)	3,005	2,806
Astra Acquisition Corp. (1 month LIBOR + 5.250%) 8.365%, 10/25/28(2)	1,599	1,351
Atlas Purchaser, Inc.
First Lien (3 month LIBOR + 5.250%) 8.117%, 5/8/28(2)	4,988	3,866
Second Lien (1 month LIBOR + 9.000%) 11.188%, 5/7/29(2)	825	631
Brave Parent Holdings, Inc. (1 month LIBOR + 4.000%) 7.115%, 4/18/25(2)	4,116	4,003
Bright Bidco B.V. 2018, Tranche B (1 month LIBOR + 3.500%) 6.514%, 6/30/24(2)(6)	6,065	2,036
	Par Value	Value

Information Technology—continued
Bright Bidco BV (3 month LIBOR + 3.250%) 0.000%, 2/28/23(2)(5)	$ 438	$ 434
Castle U.S. Holding Corp. Tranche B-2 (1 month LIBOR + 4.000%) 7.115%, 1/29/27(2)	2,979	2,398
CDK Global, Inc. (3 month Term SOFR + 4.500%) 6.610%, 7/6/29(2)	3,465	3,332
Cloudera, Inc.
(1 month LIBOR + 3.750%) 6.865%, 10/8/28(2)	3,731	3,265
Second Lien (1 month LIBOR + 6.000%) 9.115%, 10/8/29(2)	2,000	1,680
ConnectWise LLC (3 month LIBOR + 3.500%) 7.174%, 9/29/28(2)	5,652	5,271
ConvergeOne Holdings Corp. First Lien (1 month LIBOR + 5.000%) 8.115%, 1/4/26(2)	4,310	3,063
Creation Technologies, Inc. (3 month LIBOR + 5.500%) 7.785%, 10/5/28(2)	4,521	3,730
Digi International, Inc. (3 month LIBOR + 5.000%) 6.848%, 11/1/28(2)	4,889	4,755
E2Open LLC (3 month LIBOR + 3.500%) 6.644%, 2/4/28(2)	5,337	5,083
Ensono LP First Lien (1 month LIBOR + 3.750%) 6.865%, 5/26/28(2)	4,747	4,058
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 7.115%, 12/1/27(2)	1,294	1,229
IDERA, Inc. First Lien (1 month LIBOR + 3.750%) 6.320%, 3/2/28(2)	2,559	2,363
II-VI, Inc. Tranche B (1 month LIBOR + 2.750%) 5.314%, 7/2/29(2)	7,645	7,390
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Instructure Holdings, Inc. (3 month LIBOR + 2.750%) 6.121%, 10/30/28(2)	$ 4,751	$ 4,609
Lendingtree, Inc. Tranche B (1 month LIBOR + 3.750%) 6.870%, 9/15/28(2)	4,269	3,885
MA Financeco LLC Tranche B-4 (3 month LIBOR + 4.250%) 7.418%, 6/5/25(2)	7,779	7,631
Magenta Buyer LLC
First Lien (1 month LIBOR + 4.750%) 7.870%, 7/27/28(2)	6,620	5,958
Second Lien (1 month LIBOR + 8.250%) 11.370%, 7/27/29(2)	2,540	2,326
Magnite, Inc. (1-6 month LIBOR + 5.000%) 8.12% - 8.570%, 4/28/28(2)	5,533	5,256
Maverick Bidco, Inc. First Lien (3 month LIBOR + 3.750%) 6.556%, 5/18/28(2)	2,864	2,720
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.750%) 5.365%, 6/23/28(2)	3,094	3,040
Mcafee Corp. Tranche B-1 (1 month Term SOFR+ 3.850%) 6.362%, 3/1/29(2)	11,426	10,392
MeridianLink, Inc. Tranche B (3 month LIBOR + 3.000%) 5.877%, 11/10/28(2)	4,517	4,303
Mermaid Bidco, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 6.302%, 12/22/27(2)	6,012	5,591
MKS Instruments, Inc. Tranche B (1 month Term SOFR+ 2.850%) 5.868%, 8/17/29(2)	10,390	10,112
NortonLifeLock, Inc. Tranche B (1 month Term SOFR+ 2.100%) 4.848%, 9/12/29(2)	11,265	10,809
Orchid Merger Sub II LLC (3 month Term SOFR + 4.950%) 7.578%, 7/27/27(2)	5,367	5,072
	Par Value	Value

Information Technology—continued
Ping Identity Corp. (1 month Term SOFR + 3.850%) 6.884%, 11/22/28(2)	$ 5,465	$ 5,424
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 3/10/28(2)	4,069	3,787
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 6.977%, 2/1/29(2)	2,550	1,868
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 5.617%, 2/15/28(2)	7,634	5,412
Red Planet Borrower LLC First Lien (1 month LIBOR + 3.750%) 6.865%, 10/2/28(2)	3,203	2,026
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 8.134%, 6/30/28(2)	3,850	3,556
Seattle SpinCo, Inc.
(1 month LIBOR + 2.750%) 5.865%, 6/21/24(2)	3,965	3,866
Tranche B-1 (1 month Term SOFR + 4.000%) 7.147%, 2/26/27(2)	3,275	3,201
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 5.865%, 2/5/24(2)	5,537	5,424
Sovos Compliance LLC First Lien (1 month LIBOR + 4.500%) 7.615%, 8/11/28(2)	2,488	2,367
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 4.865%, 4/16/25(2)	1,421	1,372
Tranche B-4 (1 month LIBOR + 1.750%) 4.865%, 4/16/25(2)	1,153	1,114
Tranche B-6 (1 month Term SOFR+ 2.750%) 5.384%, 3/22/29(2)	2,682	2,604
Tranche B-7 (1 month Term SOFR+ 2.750%) 5.384%, 3/22/29(2)	3,787	3,677
	Par Value	Value

Information Technology—continued
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 6.668%, 3/5/27(2)	$ 5,338	$ 5,148
Taboola, Inc. Tranche B (1 month LIBOR + 4.000%) 7.120%, 9/1/28(2)	3,657	3,401
TIBCO Software, Inc. Tranche B (3 month LIBOR + 2.250%) 0.000%, 3/30/29(2)(5)	4,055	3,634
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 7.535%, 5/3/27(2)	675	634
2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(2)	14,293	13,566
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 6.865%, 8/27/25(2)	13,553	13,270
UST Global, Inc. (1 month LIBOR + 3.750%) 6.834%, 11/20/28(2)	4,667	4,533
Virtusa Corp.
Tranche B (1 month LIBOR + 3.750%) 6.865%, 2/11/28(2)	6,993	6,535
Tranche B-1 (1 month Term SOFR + 3.850%) 6.884%, 2/15/29(2)	1,194	1,115
Xperi Holding Corp. Tranche B (1 month LIBOR + 3.500%) 6.615%, 6/8/28(2)	10,591	10,213
		259,101

Manufacturing—3.0%
Ali Group North America Corp. Tranche B (1 month Term SOFR+ 2.115%) 5.149%, 7/30/29(2)	6,895	6,633
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.955%, 10/8/27(2)	3,545	3,393
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
American Trailer World Corp. First Lien (1 month Term SOFR+ 3.850%) 6.884%, 3/3/28(2)	$ 6,394	$ 5,784
Canada Goose, Inc. 2021 (3 month LIBOR + 3.500%) 7.142%, 10/7/27(2)	3,997	3,777
Clark Equipment Co. Tranche B (3 month Term SOFR + 2.600%) 6.153%, 4/20/29(2)	3,194	3,118
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 5.615%, 3/31/27(2)	7,525	7,215
Grinding Media, Inc. First Lien (1-6 month LIBOR + 4.000%) 7.144% - 7.702%, 10/12/28(2)	3,524	3,137
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 6.926%, 2/23/29(2)	3,980	3,741
Safety Products First Lien (1 month LIBOR + 4.500%) 7.616%, 6/28/26	102	94
Standard Industries, Inc. (3 month LIBOR + 2.500%) 6.675%, 9/22/28(2)	9,565	9,263
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 6.115%, 10/1/25(2)	13,961	13,725
VM Consolidated, Inc. (3 month LIBOR + 3.250%) 6.127%, 3/24/28(2)	5,182	5,042
WireCo WorldGroup, Inc. (3 month LIBOR + 4.250%) 7.188%, 11/13/28(2)	3,866	3,721
		68,643

Media / Telecom - Broadcasting—0.9%
Gogo Intermediate Holdings LLC (3 month LIBOR + 3.750%) 6.556%, 4/30/28(2)	2,544	2,463
	Par Value	Value

Media / Telecom - Broadcasting—continued
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 5.064%, 1/2/26(2)	$ 5,986	$ 5,790
Hubbard Radio LLC (1 month LIBOR + 4.250%) 7.370%, 3/28/25(2)	485	418
Terrier Media Buyer, Inc. 2021, Tranche B (1 month LIBOR + 3.500%) 6.615%, 12/17/26(2)	4,645	4,340
Univision Communications, Inc. 2021 (1 month LIBOR + 3.250%) 6.365%, 3/15/26(2)	7,154	6,778
		19,789

Media / Telecom - Cable/Wireless Video—4.2%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.870%, 2/1/27(2)	6,506	6,251
Cogeco Communications Finance USA LP Tranche B (1 month LIBOR + 2.500%) 5.615%, 9/1/28(2)	7,177	6,921
Coral-U.S. Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.750%) 5.068%, 1/31/28(2)	8,184	7,855
CSC Holdings LLC
2017 (1 month LIBOR + 2.750%) 5.068%, 7/17/25(2)	8,405	7,990
2018 (1 month LIBOR + 2.750%) 5.068%, 1/15/26(2)	646	603
2019 (1 month LIBOR + 2.500%) 5.318%, 4/15/27(2)	2,707	2,526
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(2)	16,819	15,627
Eagle Broadband Investments LLC (3 month LIBOR + 3.000%) 6.688%, 11/12/27(2)	6,937	6,608
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Intelsat Jackson Holdings S.A. Tranche B (3 month Term SOFR+ 4.500%) 7.445%, 2/1/29(2)	$ 7,762	$ 7,267
Radiate Holdco LLC (1 month LIBOR + 3.250%) 6.365%, 9/25/26(2)	10,346	9,548
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 4.818%, 4/28/28(2)	4,935	4,669
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 5.318%, 1/31/28(2)	11,256	10,725
Wide Open West Finance LLC Tranche B (3 month Term SOFR+ 3.000%) 6.489%, 12/20/28(2)	2,933	2,847
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 5.318%, 4/30/28(2)	7,166	6,829
		96,266

Media / Telecom - Diversified Media—4.0%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 9.203%, 2/10/27(2)	4,431	3,816
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 5.615%, 2/1/24(2)	10,633	10,486
Applovin Corp.
(1 month LIBOR + 3.250%) 6.365%, 8/15/25(2)	8,412	8,121
(3 month LIBOR + 3.000%) 6.674%, 10/25/28(2)	5,500	5,273
Banijay Entertainment SAS Tranche B (1 month LIBOR + 3.750%) 6.303%, 3/1/25(2)	6,248	6,018
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 9.924%) 12.174%, 9/25/24(2)(3)(6)(7)	$ 4,341	$ —
Digital Media Solutions LLC (3 month LIBOR + 5.000%) 8.115%, 5/25/26(2)	3,885	3,343
E.W. Scripps Co. (The) Tranche B-2 (1 month LIBOR + 2.563%) 5.678%, 5/1/26(2)	7,232	6,977
Electronics For Imaging, Inc. First Lien (1 month LIBOR + 5.000%) 8.115%, 7/23/26(2)	4,228	3,384
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.750%) 5.365%, 3/24/25(2)	5,224	5,029
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 6.865%, 9/13/24(2)	4,154	3,948
First Lien (1 month LIBOR + 3.750%) 6.865%, 9/13/24(2)	7,316	6,959
Second Lien (1 month Term SOFR+ 6.250%) 9.284%, 2/23/29(2)	2,565	2,396
RR Donnelley & Sons Co. 2022 (1 month Term SOFR + 5.000%) 8.134%, 11/1/26(2)	2,881	2,762
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 8.174%, 12/4/26(2)	4,160	3,889
Trader Interactive LLC (1 month LIBOR + 3.750%) 5.416%, 7/28/28(2)	—	—
Vericast Corp. 2021 (3 month LIBOR + 7.750%) 11.424%, 6/16/26(2)	4,837	3,345
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.870%, 5/18/25(2)	$ 15,775	$ 15,019
		90,765

Media / Telecom - Telecommunications—4.0%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 5.262%, 7/15/25(2)	6,559	6,154
2017 (3 month LIBOR + 2.750%) 5.262%, 1/31/26(2)	12,969	12,110
AP Core Holdings II LLC Tranche B-2 (1 month LIBOR + 5.500%) 8.915%, 9/1/27(2)	7,800	7,205
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.365%, 3/15/27(2)	6,947	6,305
Connect U.S. Finco LLC (1 month LIBOR + 3.500%) 6.620%, 12/11/26(2)	8,414	7,810
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.063%, 10/2/27(2)	3,768	3,245
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 4.865%, 3/1/27(2)	2,980	2,826
MetroNet Systems Holdings LLC 2021, First Lien (1 month Term SOFR + 3.864%) 6.614%, 6/2/28(2)	5,587	5,237
Numericable U.S. LLC
Tranche B-12 (3 month LIBOR + 3.688%) 6.200%, 1/31/26(2)	12,047	10,903
Tranche B-13 (3 month LIBOR + 4.000%) 6.905%, 8/14/26(2)	12,130	10,978
Voyage Digital NZ Ltd. (3 month Term SOFR + 4.500%) 7.263%, 5/11/29(2)	4,150	4,030
	Par Value	Value

Media / Telecom - Telecommunications—continued
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.250%) 7.803%, 3/22/29(2)	$ 13,930	$ 13,205
		90,008

Media / Telecom - Wireless Communications—1.1%
CCI Buyer, Inc. First Lien (3 month Term SOFR + 4.000%) 7.553%, 12/17/27(2)	7,405	6,964
Commscope, Inc. (1 month LIBOR + 3.250%) 6.365%, 4/6/26(2)	2,509	2,312
Crown Subsea Communications Holding, Inc. (1 month LIBOR + 4.750%) 7.314%, 4/27/27(2)	4,424	4,258
Iridium Satellite LLC Tranche B-2 (1 month LIBOR + 2.500%) 5.615%, 11/4/26(2)	3,223	3,128
Patagonia Holdco LLC (3 month Term SOFR+ 5.750%) 8.386%, 8/1/29(2)	3,810	3,048
Venga Finance S.a.r.l. (3 month LIBOR + 4.750%) 7.820%, 6/28/29(2)	4,900	4,508
		24,218

Metals / Minerals—0.9%
AMG Advanced Metallurgical Group N.V. 2021 (1 month LIBOR + 3.500%) 6.615%, 11/30/28(2)	4,670	4,430
Atkore International, Inc. (3 month LIBOR + 2.000%) 6.188%, 5/26/28(2)	3,422	3,396
Consol Energy, Inc. Tranche B (1 month LIBOR + 4.500%) 7.634%, 9/27/24(2)	3,491	3,443
Oxbow Carbon LLC Tranche B, First Lien (3 month LIBOR + 4.250%) 7.924%, 10/17/25(2)	4,058	4,015
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
U.S. Silica Co. (1 month LIBOR + 4.000%) 7.125%, 5/1/25(2)	$ 4,395	$ 4,214
		19,498

Retail—2.5%
Academy Ltd. (1 month LIBOR + 3.750%) 6.314%, 11/5/27(2)	5,484	5,356
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 4.500%) 4.500%, 8/21/22(2)(3)(6)	2,496	5
Belk, Inc. First Lien (3 month LIBOR + 7.500%) 10.480%, 7/31/25(2)	4,375	3,863
Belk, Inc., PIK Interest Capitalization Second Lien 13.000%, 7/31/25(2)(8)	4,027	624
Crocs, Inc. (3-6 month Term SOFR + 3.750%) 7.203% - 7.731%, 2/20/29(2)	2,639	2,477
CWGS Group LLC (1 month LIBOR + 2.500%) 5.318% - 5.615%, 6/3/28(2)	6,405	5,618
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 6.865%, 3/6/28(2)	4,674	4,308
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 6.340%, 2/26/29(2)	5,800	4,748
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 0.043%) 1.043%, 6/23/23(2)(3)(6)	3,733	4
Jo-Ann Stores LLC Tranche B-1 (3 month LIBOR + 4.750%) 7.516%, 7/7/28(2)	4,350	2,815
LSF9 Atlantis Holdings LLC Tranche B (3 month Term SOFR + 7.250%) 10.803%, 3/31/29(2)	3,950	3,743
	Par Value	Value

Retail—continued
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 6.924%, 3/4/28(2)	$ 6,784	$ 6,391
PetsMart LLC (1 month LIBOR + 3.750%) 6.870%, 2/11/28(2)	4,742	4,477
Rent-A-Center, Inc. Tranche B-2 (3 month LIBOR + 3.250%) 6.063%, 2/17/28(2)	5,639	5,103
Rising Tide Holdings, Inc.
First Lien (1 month LIBOR + 4.750%) 7.865%, 6/1/28(2)	1,333	1,135
Second Lien (1 month LIBOR + 8.250%) 11.365%, 6/1/29(2)	2,545	1,985
Tory Burch LLC Tranche B (1 month LIBOR + 3.000%) 6.115%, 4/16/28(2)	3,267	2,974
		55,626

Service—9.1%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 4.000%) 7.052%, 8/12/28(2)	4,841	4,790
American Public Education, Inc. (1 month LIBOR + 5.500%) 8.615%, 3/29/27(2)	3,627	3,373
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 6.557%, 7/27/28(2)	4,997	4,747
APX Group, Inc. (1 month LIBOR + 3.500%) 6.243% - 8.750%, 7/10/28(2)	7,999	7,545
ASP Dream Acquisition Co. LLC (1 month Term SOFR+ 4.250%) 7.384%, 12/15/28(2)	4,214	4,025
Belfor Holdings, Inc.
First Lien (1 month LIBOR + 4.000%) 7.115%, 4/6/26(2)	4,431	4,343
Tranche B-2, First Lien (1 month Term SOFR + 4.250%) 7.284%, 4/6/26(2)	3,740	3,666
	Par Value	Value

Service—continued
BrightView Landscapes LLC Tranche B (1 month Term SOFR + 3.250%) 6.284%, 4/20/29(2)	$ 4,334	$ 4,155
Camelot U.S. Acquisition I Co. (1 month LIBOR + 3.000%) 6.115%, 10/30/26(2)	6,643	6,411
Centuri Group, Inc. (3 month LIBOR + 2.500%) 5.570%, 8/27/28(2)	7,141	6,884
Clean Harbors, Inc. 2021 (1 month LIBOR + 2.000%) 5.115%, 10/8/28(2)	1,941	1,922
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 7.365%, 10/16/28(2)	3,125	2,989
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(2)	2,741	2,639
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(2)	2,100	2,027
Employbridge Holding Co. Tranche B (3 month LIBOR + 4.750%) 8.424%, 7/19/28(2)	4,945	4,392
Energize Holdco LLC (1 month LIBOR + 3.750%) 6.865%, 12/8/28(2)	4,622	4,306
EverCommerce Solutions, Inc. (1 month LIBOR + 3.250%) 6.365%, 7/6/28(2)	5,084	4,829
First Student Bidco, Inc.
Tranche B (3 month LIBOR + 3.000%) 6.642%, 7/21/28(2)	1,993	1,842
Tranche C (3 month LIBOR + 3.000%) 6.642%, 7/21/28(2)	741	685
Foundational Education Group, Inc.
(3 month Term SOFR + 3.750%) 7.565%, 8/31/28(2)	2,940	2,734
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
(3 month Term SOFR + 6.500%) 10.315%, 8/31/29(2)	$ 830	$ 759
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 5.806%, 5/30/25(2)	4,516	4,461
GI Consilio Parent LLC First Lien (1 month LIBOR + 4.000%) 7.115%, 5/12/28(2)	4,698	4,343
Gopher Resource LLC (1 month LIBOR + 3.250%) 6.365%, 3/6/25(2)	2,650	2,176
Harsco Corp. (1 month LIBOR + 2.750%) 5.375%, 3/10/28(2)	4,967	4,535
Holding Socotec Tranche B (3 month LIBOR + 4.000%) 7.674%, 6/30/28(2)	3,272	3,026
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR+ 5.350%) 8.384%, 4/9/29(2)	4,735	4,303
Lakeland Tours LLC PIK Interest Capitalization First Lien 13.250%, 9/25/27(2)(7)	104	67
Marnix Sas Tranche B (3 month Term SOFR + 3.750%) 6.753%, 8/4/28(2)	4,533	4,295
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 8.115%, 9/21/26(2)	7,307	7,170
Michael Baker International LLC (1 month LIBOR + 5.000%) 8.115%, 12/1/28(2)	2,710	2,628
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(2)	3,054	2,896
National Intergovernmental Purchasing Alliance Co. First Lien (3 month Term SOFR+ 3.500%) 6.534%, 5/23/25(2)	2,890	2,786
Osmose Utilities Services, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 6/23/28(2)	5,707	5,222
	Par Value	Value

Service—continued
Oyo Hospitality Netharlands B.V. (3 month LIBOR + 8.250%) 11.860%, 6/23/26(2)	$ 3,431	$ 3,025
Paysafe Holdings U.S. Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.865%, 6/28/28(2)	4,423	3,859
Peraton Corp.
Tranche B, First Lien (1 month LIBOR + 3.750%) 6.865%, 2/1/28(2)	15,854	14,998
Tranche B-1, Second Lien (1 month LIBOR + 7.750%) 10.568%, 2/1/29(2)	2,990	2,820
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(2)	3,123	2,948
Prime Security Services Borrower LLC 2021, Tranche B-1 (1 month LIBOR + 2.750%) 5.303%, 9/23/26(2)	5,488	5,307
Priority Holdings LLC (3 month LIBOR + 5.750%) 8.820%, 4/27/27(2)	5,491	5,307
Refficiency Holdings LLC 2021 (1 month LIBOR + 3.750%) 6.865%, 12/16/27(2)	2,916	2,783
Signal Parent, Inc. (1 month LIBOR + 3.500%) 6.615%, 4/3/28(2)	4,286	3,145
Sitel Group (1 month LIBOR + 3.750%) 6.870%, 8/28/28(2)	3,655	3,532
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 7.144%, 3/4/28(2)	3,483	3,047
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 6.365%, 2/10/29(2)	3,097	2,927
Trans Union LLC 2021, Tranche B-6 (1 month LIBOR + 2.750%) 5.365%, 12/1/28(2)	10,288	9,948
TTF Holdings LLC (1 month LIBOR + 4.000%) 7.125%, 3/31/28(2)	5,525	5,359
	Par Value	Value

Service—continued
United Talent Agency LLC Tranche B (1 month Term SOFR+ 4.000%) 7.190%, 7/7/28(2)	$ 3,990	$ 3,750
Vaco Holdings LLC (3 month Term SOFR + 5.000%) 8.703%, 1/19/29(2)	2,322	2,247
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 6.870%, 12/21/27(2)	2,947	2,843
Zoominfo LLC (1 month LIBOR + 3.000%) 6.115%, 2/2/26(2)	2,303	2,268
		207,084

Transportation - Automotive—1.3%
American Axle & Manufacturing, Inc. Tranche B (1-3 month LIBOR + 2.250%) 5.040% - 5.340%, 4/6/24(2)	1,608	1,570
Autokiniton U.S. Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 7.185%, 4/6/28(2)	8,562	7,866
DexKo Global, Inc. First Lien (1-3 month LIBOR + 3.750%) 6.865% - 7.424%, 10/4/28(2)	4,984	4,565
ENC Parent Corp. First Lien (3 month LIBOR + 4.250%) 7.924%, 8/19/28(2)	3,568	3,319
ILPEA Parent, Inc. (1 month LIBOR + 4.500%) 7.615%, 6/22/28(2)	4,197	4,029
RVR Dealership Holdings LLC 2022 (1 month Term SOFR+ 3.850%) 6.868%, 2/8/28(2)	5,921	5,203
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 7.115%, 5/22/24(2)	3,144	2,940
		29,492

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Transportation - Land Transportation—1.3%
Daseke Cos., Inc. (1 month LIBOR + 4.000%) 7.060%, 3/9/28(2)	$ 8,274	$ 7,891
LaserShip, Inc.
First Lien (3 month LIBOR + 4.500%) 7.377%, 5/7/28(2)	4,929	4,137
Second Lien (3 month LIBOR + 7.500%) 10.377%, 5/7/29(2)	3,135	2,383
Pilot Travel Centers LLC Tranche B (1 month Term SOFR + 2.100%) 5.134%, 8/4/28(2)	10,499	10,028
Savage Enterprises LLC Tranche B (1 month LIBOR + 3.250%) 6.340%, 9/15/28(2)	5,231	5,066
		29,505

Transportation - Shipping—0.2%
Carriage Purchaser, Inc. Tranche B (1 month LIBOR + 4.250%) 7.365%, 9/29/28(2)	4,703	4,357
WWEX Uni Topco Holdings LLC Second Lien (3 month LIBOR + 7.000%) 9.250%, 7/26/29(2)	400	360
		4,717

Utilities—1.8%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.865%, 8/1/25(2)	10,444	9,966
Eastern Power LLC Tranche B (3 month LIBOR + 3.750%) 7.424%, 10/2/25(2)	5,732	4,871
Generation Bridge LLC
Tranche B (1 month LIBOR + 5.000%) 8.674%, 12/1/28(2)	2,669	2,624
Tranche C (3 month LIBOR + 5.000%) 8.674%, 12/1/28(2)	56	55
Granite Generation LLC (1 month LIBOR + 3.750%) 6.865%, 11/9/26(2)	6,723	6,420
	Par Value	Value

Utilities—continued
Invenergy Thermal Operating I LLC (1 month Term SOFR + 3.750%) 6.899%, 8/28/25(2)	$ 3,457	$ 3,362
Longview Power LLC (3 month LIBOR + 10.000%) 12.250%, 7/30/25(2)	758	819
PG&E Corp. Tranche B (1 month LIBOR + 3.000%) 6.125%, 6/23/25(2)	2,489	2,376
WaterBridge Midstream Operating LLC (3 month LIBOR + 5.750%) 9.127%, 6/22/26(2)	10,202	9,828
		40,321

Total Leveraged Loans (Identified Cost $2,154,647)		2,016,269

	Shares
Preferred Stock—0.6%
Energy—0.6%
Blackbrush Oil & Gas PIK, 0.000%(3)(7)	14,313	14,614
Total Preferred Stock (Identified Cost $4,209)		14,614

Common Stocks—0.6%
Consumer Discretionary—0.0%
Belk, Inc.(3)	1,562	14
Earnout Trust Certificates(3)	2,376	14
Wayne Services Legacy, Inc. (3)	2,073	—
		28

Energy—0.1%
Blackbrush Oil & Gas(3)	437,150	491
	Shares	Value

Energy—continued
Summit Midstream Partners LP(9)	108,293	$ 1,627
		2,118

Financials—0.3%
Copper Property CTL Pass Through Trust	17,816	238
TRU Topco Units(3)	1,866	6,422
		6,660

Information Technology—0.0%
Internap Holding LLC(3)	681,392	102
Real Estate—0.0%
Hill Street Properties(3)	85,002	425
Utilities—0.2%
Longview Intermediate Holdings LLC(3)	350,306	4,379
Total Common Stocks (Identified Cost $13,476)		13,712

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(3)(9)	410,667	493
Total Rights (Identified Cost $554)		493

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(9)	144,733	—
Total Warrant (Identified Cost $1)		—

Total Long-Term Investments—96.2% (Identified Cost $2,336,948)		2,179,949

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(10)	16,101,881	$ 16,102
Total Short-Term Investment (Identified Cost $16,102)		16,102

TOTAL INVESTMENTS—96.9% (Identified Cost $2,353,050)		$2,196,051
Other assets and liabilities, net—3.1%		70,697
NET ASSETS—100.0%		$2,266,748

Abbreviations:
DB	Deutsche Bank AG
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $105,745 or 4.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	78% of the income received was in cash and 22% was in PIK.
(5)	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	100% of the income received was in PIK.
(8)	38% of the income received was in cash and 62% was in PIK.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Luxembourg	4
France	1
Netherlands	1
Canada	1
United Kingdom	1
Total	100%
† % of total investments as of September 30, 2022.
As of September 30, 2022, the Fund has the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
ARC Falcon I, Inc., (3 month LIBOR + 1.000%) 1.000%, 9/30/28	$573	$571	$528	$(43)
AthenaHealth Group, Inc., (3 month LIBOR + 5.000%) 5.000%, 2/15/29	1,985	1,980	1,774	(206)
Bright Bidco BV, (3 month LIBOR + 3.250%) 0.000%, 2/28/23(1)	250	251	248	(3)
ENC Parent Corp., (3 month LIBOR + 4.250%) 4.250%, 8/19/28	320	319	298	(21)
Medical Solutions Holdings, Inc., (4 month LIBOR + 3.500%) 3.500%, 11/01/28	561	558	532	(26)
Pediatric Associates Holding Co. LLC, (3 month LIBOR + 3.250%) 4.925%, 12/29/28	520	519	498	(21)
Refficiency Holdings LLC, (1 month LIBOR + 3.750%) 6.865%, 12/16/27	571	571	545	(26)
U.S. Silica Co., (3 month LIBOR + 0.500%) 0.500%, 5/01/23	2,250	2,227	2,087	(140)
Total	$7,030	$6,996	$6,510	$(486)

(1)	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$131,281	$—	$131,281	$—
Leveraged Loans	2,016,269	—	2,003,204	13,065(1)
Convertible Bonds and Notes	3,580	—	3,580	—
Equity Securities:
Rights	493	—	—	493
Common Stocks	13,712	1,627	238	11,847(1)
Warrant	—	—	—	—
Preferred Stock	14,614	—	—	14,614
Money Market Mutual Fund	16,102	16,102	—	—
Total Investments	$2,196,051	$17,729	$2,138,303	$40,019

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1,937 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $9,573 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Preferred Stocks	Right
Investments in Securities
Balance as of December 31, 2021:	$ 19,478	$ 5,093(a)	$ 7,678(a)	$ 6,165	$ 542
Accrued discount/(premium)	43	43	—	—	—
Realized gain (loss)	(2,827)	85	(2,912)	—	—
Change in unrealized appreciation (depreciation)(b)	14,935	(964)	7,633	8,315	(49)
Purchases	6,211	6,077	—	134	—
Sales(c)	(5,457)	(5,143)	(314)	—	—
Transfers into Level 3(d)	9,573	9,573	—	—	—
Transfers from Level 3(d)	(1,937)	(1,699)	(238)	—	—
Balance as of September 30, 2022	$ 40,019	$ 13,065(a)	$ 11,847(a)	$ 14,614	$ 493
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $14,862.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of September 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2022:
Investments in Securities – Assets	Ending Balance at September 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas PIK	$14,614	Market and Company Comparables	EV Multiples	5.17x (2.75x - 11.67x)
				2.65x (1.67x - 4.17x)
			Illiquidity Discount	15%

Common Stocks:
BlackBrush Oil & Gas	$491	Market and Company Comparables	EV Multiples	5.17x (2.75x - 11.67x)
				2.65x (1.67x - 4.17x)
			Illiquidity Discount	15%

TRU Topco Units
	$6,422	Market and Company Comparables	EV Multiples	5.33x (2.27x - 10.20x)
				7.28x (3.94x - 12.05x)
			Precedent Transaction Multiples	7.33x (5.90x - 10.50x)
			Illiquidity Discount	15.00%

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.